MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares Security Description Value
Common Stock - 64.8%
Communication Services - 7.7%
28,660 Alphabet, Inc., Class A
(a)
$ 9,176,359
25,593 AT&T, Inc. 665,930
29,802 Comcast Corp., Class A 795,415
7,289 Meta Platforms, Inc., Class A 4,722,908
10,041 The Walt Disney Co. 1,048,983
8,296 Warner Bros Discovery, Inc.
(b)
199,104
16,608,699
Consumer Discretionary - 5.8%
22,360 Amazon.com, Inc.
(a)(b)
5,214,799
2,814 McDonald's Corp. 877,461
10,544 NIKE, Inc., Class B 681,459
5,000 Tesla, Inc.
(a)(b)
2,150,850
10,011 The Home Depot, Inc.
(a)
3,573,126
12,497,695
Consumer Staples - 2.8%
5,127 Altria Group, Inc. 302,544
5,660 Anheuser-Busch InBev SA/NV, ADR 348,260
1,270 Costco Wholesale Corp. 1,160,259
5,376 Diageo PLC, ADR 492,496
11,646 Mondelez International, Inc., Class A 670,460
2,968 PepsiCo., Inc.
(a)
441,461
4,882 The Procter & Gamble Co. 723,317
17,265 Walmart, Inc. 1,907,955
6,046,752
Energy - 2.2%
4,159 Chevron Corp. 628,550
4,761 EOG Resources, Inc. 513,474
7,329 Exxon Mobil Corp. 849,578
48,133 Kinder Morgan, Inc. 1,314,993
5,807 Marathon Petroleum Corp. 1,124,990
3,323 Occidental Petroleum Corp. 139,566
8,894 SLB, Ltd. 322,318
4,893,469
Financials - 10.0%
50,272 Bank of America Corp.
(a)
2,697,093
4,184 Berkshire Hathaway, Inc., Class B
(b)
2,149,781
7,060 Chubb, Ltd. 2,091,031
11,965 Citigroup, Inc. 1,239,574
12,857 JPMorgan Chase & Co. 4,025,270
14,790 MetLife, Inc. 1,132,322
12,732 The Charles Schwab Corp. 1,180,638
13,795 U.S. Bancorp 676,645
14,260 Visa, Inc., Class A
(a)
4,769,114
19,495 Wells Fargo & Co. 1,673,646
21,635,114
Health Care - 5.6%
15,837 Abbott Laboratories
(a)
2,041,389
9,442 AbbVie, Inc. 2,149,943
5,564 Amgen, Inc. 1,922,139
11,136 Bristol-Myers Squibb Co. 547,891
9,531 CVS Health Corp. 765,911
4,565 Johnson & Johnson
(a)
944,590
10,745 Medtronic PLC 1,131,771
6,765 Merck & Co., Inc. 709,175
676 Organon & Co. 5,212
20,839 Pfizer, Inc. 536,396
3,911 UnitedHealth Group, Inc.
(a)
1,289,731

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares Security Description Value
Health Care - 5.6% (continued)
2,585 Viatris, Inc. $ 27,634
12,071,782
Industrials - 3.4%
5,392 Carrier Global Corp. 295,913
9,007 Honeywell International, Inc. 1,731,055
2,696 Otis Worldwide Corp. 239,540
14,637 RTX Corp. 2,560,158
3,529 The Boeing Co.
(b)
666,981
4,919 Union Pacific Corp. 1,140,372
7,679 United Parcel Service, Inc., Class B 735,571
7,369,590
Information Technology - 25.2%
12,466 Advanced Micro Devices, Inc.
(b)
2,711,729
40,860 Apple, Inc.
(a)
11,393,811
22,570 Broadcom, Inc. 9,094,807
27,517 Cisco Systems, Inc. 2,117,158
4,805 Fortinet, Inc.
(b)
389,830
15,389 Intel Corp.
(b)
624,178
2,669 Intuit, Inc. 1,692,360
19,736 Microsoft Corp.
(a)
9,710,309
49,240 NVIDIA Corp.
(a)
8,715,480
18,681 Oracle Corp. 3,772,628
556 Palantir Technologies, Inc., Class A
(b)
93,658
12,656 QUALCOMM, Inc. 2,127,347
2,444 ServiceNow, Inc.
(b)
1,985,530
2,890 Super Micro Computer, Inc.
(b)
97,826
54,526,651
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 605,114
2,251 Solstice Advanced Materials, Inc.
(b)
107,328
712,442
Real Estate - 0.5%
3,465 American Tower Corp. REIT 628,100
25,155 Weyerhaeuser Co. REIT 558,693
1,186,793
Utilities - 1.3%
33,945 NextEra Energy, Inc.
(a)
2,929,114
Total Common Stock (Cost $54,648,889) 140,478,101
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 16.2%
U.S. Treasury Securities - 16.2%
$ 5,000,000 U.S. Treasury Inflation Indexed Bonds
(a)
2.13% 01/15/35 5,299,399
2,000,000 U.S. Treasury Note/Bond
(a)
4.25  08/15/35 2,039,219
10,000,000 U.S. Treasury Note/Bond 4.88  04/30/26 10,044,954
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,530,671
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  11/30/26 5,029,628
5,000,000 U.S. Treasury Note/Bond
(a)
4.00  12/15/27 5,049,512
34,993,383
Total U.S. Government & Agency Obligations (Cost $34,673,948) 34,993,383
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 8,304

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares Security Description Value
Money Market Fund - 21.4%
46,352,480 First American Government Obligations Fund, Class X, 3.92%
(c)
(Cost $46,352,480) $ 46,352,480
Investments, at value - 102.4% (Cost $135,675,317) $ 221,832,268
Total Written Options - (3.4)% (Premiums Received $(6,943,400)) (7,358,875)
Other Assets & Liabilities, Net - 1.0% 2,134,786
Net Assets - 100.0% $ 216,608,179

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2025

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (3.4)%
Call Options Written - (3.4)%
(15) CBOE S&P 500 INDEX $ 6,450.00 12/25 $ 10,273,635 $ (599,100)
(10) CBOE S&P 500 INDEX 6,425.00 12/25 6,849,090 (424,200)
(15) CBOE S&P 500 INDEX 6,400.00 12/25 10,273,635 (673,650)
(5) CBOE S&P 500 INDEX 6,750.00 12/25 3,424,545 (70,125)
(10) CBOE S&P 500 INDEX 6,475.00 12/25 6,849,090 (384,650)
(15) CBOE S&P 500 INDEX 6,425.00 12/25 10,273,635 (649,500)
(10) CBOE S&P 500 INDEX 6,500.00 12/25 6,849,090 (375,750)
(15) CBOE S&P 500 INDEX 6,460.00 12/25 10,273,635 (619,200)
(20) CBOE S&P 500 INDEX 6,450.00 12/25 13,698,180 (844,300)
(5) CBOE S&P 500 INDEX 6,950.00 01/26 3,424,545 (32,225)
(10) CBOE S&P 500 INDEX 6,525.00 01/26 6,849,090 (370,700)
(15) CBOE S&P 500 INDEX 6,475.00 01/26 10,273,635 (623,250)
(10) CBOE S&P 500 INDEX 6,550.00 01/26 6,849,090 (369,650)
(15) CBOE S&P 500 INDEX 6,525.00 01/26 10,273,635 (587,100)
(10) CBOE S&P 500 INDEX 6,575.00 01/26 6,849,090 (362,900)
(5) CBOE S&P 500 INDEX 6,550.00 01/26 3,424,545 (186,000)
(5) CBOE S&P 500 INDEX 6,850.00 02/26 3,424,545 (83,350)
Total Call Options Written (Premiums Received $(6,623,277)) (7,255,650)
Put Options Written - 0.0%
(5) CBOE S&P 500 INDEX 6,275.00 12/25 3,137,500 (1,725)
(15) CBOE S&P 500 INDEX 6,350.00 12/25 9,525,000 (17,100)
(5) CBOE S&P 500 INDEX 6,275.00 12/25 3,137,500 (4,375)
(10) CBOE S&P 500 INDEX 6,175.00 12/25 6,175,000 (6,650)
(10) CBOE S&P 500 INDEX 6,150.00 12/25 6,150,000 (6,250)
(5) CBOE S&P 500 INDEX 6,300.00 01/26 3,150,000 (8,500)
(5) CBOE S&P 500 INDEX 6,275.00 01/26 3,137,500 (7,900)
(15) CBOE S&P 500 INDEX 6,250.00 01/26 9,375,000 (22,050)
(5) CBOE S&P 500 INDEX 6,275.00 01/26 3,137,500 (11,525)
(10) CBOE S&P 500 INDEX 6,150.00 01/26 6,150,000 (17,150)
Total Put Options Written (Premiums Received $(320,123)) (103,225)
Total Written Options - (3.4)% (Premiums Received
$(6,943,400)) $ (7,358,875)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2025

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2025.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 16,608,699 $ – $ – $ 16,608,699
Consumer Discretionary 12,497,695 – – 12,497,695
Consumer Staples 6,046,752 – – 6,046,752
Energy 4,893,469 – – 4,893,469
Financials 21,635,114 – – 21,635,114
Health Care 12,071,782 – – 12,071,782
Industrials 7,369,590 – – 7,369,590
Information Technology 54,526,651 – – 54,526,651
Materials 712,442 – – 712,442
Real Estate 1,186,793 – – 1,186,793
Utilities 2,929,114 – – 2,929,114
U.S. Government & Agency Obligations – 34,993,383 – 34,993,383
Warrants 8,304 – – 8,304
Money Market Fund 46,352,480 – – 46,352,480
Investments at Value $ 186,838,885 $ 34,993,383 $ – $ 221,832,268
Total Assets $ 186,838,885 $ 34,993,383 $ – $ 221,832,268
Liabilities
Other Financial Instruments*
Written Options (286,450) (7,072,425) – (7,358,875)
Total Liabilities $ (286,450) $ (7,072,425) $ – $ (7,358,875)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2025

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.